UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: SEPTEMBER 30,1999

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY      NOVEMBER 6, 1999
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        40

Form 13F Information Table Value Total:    $  210,029
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES


                                                      FORM 13F INFORMATION TABLE
                                                      VALUE    SHARES/   SH/   PUT/INVSTMT  OTHER           VOTING AUTHORITY
       NAME  OF ISSUER        TITLE OF CLASS  CUSIP   (X$1000) PRN AMT   PRN   CALLDSCRETN  MANAGERS   SOLE   SHARED     NONE
----------------------------------------------------- --------- ------------------------------------------------------ --------
ACTION PERFORMANCE COS INC.   COM           004933107     4,257   202,100  SH       OTHER   01                        0 202,100
ACTION PERFORMANCE COS INC.   PUT           004933957       632    30,000  SH  PUT  OTHER   01                   30,000
Brookstone Inc.               COM           114537103     5,996   406,500  SH       OTHER   01                  406,500
BOWNE & CO.                   COM           103043105    19,265 1,588,900  SH       OTHER   01                1,588,900
BOWNE & CO.                   CALL          103043905       121    10,000  SH  CALL OTHER   01                   10,000
CASY GENERAL STORES           COM           147528103    12,507   932,900  SH       OTHER   01                  932,900
CAMBELL RESOURCES INC         COM           134422104     4,38912,767,900  SH       OTHER   01                12,767,900
C-CUBE MICROSYTEMS INC.       COM           125015107    16,017   368,200  SH       OTHER   01                  368,200
CHASE MANHATTEN BANK          PUT           16161A958     7,538   100,000  SH  PUT  OTHER   01                  100,000
CISCO SYSTEMS                 PUT           17275R952     1,371    20,000  SH  PUT  OTHER   01                   20,000
COCA COLA CO.                 PUT           191216950     4,825   100,000  SH  PUT  OTHER   01                  100,000
CONSECO                       PUT           208464957     4,275   225,000  SH  PUT  OTHER   01                  225,000
DELL COMPUTER CORP.           PUT           247025959    10,453   250,000  SH  PUT  OTHER   01                  250,000
DATA TRANSMISSION NETWORK     COM           238017107       618    24,800  SH       OTHER   01                        0  24,800
EINSTEIN NOAH BAGELS CORP     COM           282577105        48    64,000  SH       OTHER   01                   27,700   36,300
FASTENAL CO                   COM           311900104       245     5,200  SH       OTHER   01                    5,200
GENESIS MICROCHIP             COM           371933102     5,961   337,000  SH       OTHER   01                  175,000 162,000
GENESIS MICROCHIP             PUT           371933952     1,150    65,000  SH  PUT  OTHER   01                   65,000
HIBBETT SPORTING GOODS        COM           428565105     2,129   130,000  SH       OTHER   01                  130,000
HOME DEPOT                    PUT           437076952     6,863   100,000  SH  PUT  OTHER   01                  100,000
IDT CORP.                     COM           448947101       997    47,600  SH       OTHER   01                   47,600
LHS GROUP                     COM           501938104     5,255   178,500  SH       OTHER   01                    6,300 172,200
LERNOUT & HAUSPIE SPEECH P    COM           B5628B104     9,125   261,657  SH       OTHER   01                        0 261,657
LERNOUT & HAUSPIE SPEECH P    PUT           B5628B954     9,999   286,700  SH  PUT  OTHER   01                  286,700
MICROSOFT INC                 PUT           594918954     4,528    50,000  SH  PUT  OTHER   01                   50,000
NASDAQ 100 TR                 PUT           631100104    11,436    95,000  SH  PUT  OTHER   01                   95,000
NVIDIA CORP                   COM           67066G104     3,850   200,000  SH       OTHER   01                  200,000
NVIDIA CORP                   PUT           67066G954       414    21,500  SH  PUT  OTHER   01                   21,500
Oak Technolgy Inc.            COM           671802106     3,289   735,900  SH       OTHER   01                  735,900
OPTA Food Ingredients Inc.    COM           68381N105     3,160 1,075,900  SH       OTHER   01                1,075,900
OPEN TEXT CORP                COM           683715106     3,018   152,800  SH       OTHER   01                  152,800
POLICY MGMT SYS CORP          COM           731108106    19,608   620,000  SH       OTHER   01                  620,000
PREMISYS COMM INC             COM           740584107     2,120   255,000  SH       OTHER   01                  255,000
RUBIO'S RESTAURANTS INC       COM           78116B102       431    50,000  SH       OTHER   01                   50,000
SUNRISE ASSISTED LIVING IN    COM           86768K106     4,019   151,300  SH       OTHER   01                  151,300
STANDARD PACIFIC CORP         COM           85375C101     2,178   212,500  SH       OTHER   01                  212,500
TII INDUSTRIES                COM           872479209       479   326,000  SH       OTHER   01                  326,000
UNITEDGLOBALCOM               CL A          913247508     5,966    83,300  SH       OTHER   01                   83,300
MCI WORLDCOM INC              COM           55268B106     4,313    60,000  SH       OTHER   01                   60,000
MCI WORLDCOM INC              PUT           55268B956     7,188   100,000  SH  PUT  OTHER   01                  100,000